Inventories	12 Months Ended
Dec. 31, 2017
Inventories

7. INVENTORIES

The components of inventories are as follows:

	December 31
	2016	2017
	US$	US$
Finished goods	24,782	41,365
Work in process	31,185	25,090
Raw materials	15,920	27,731

	71,887	94,186

The Company wrote down US$2,525 thousand, US$2,995 thousand and US$698 thousand in 2015, 2016 and 2017, respectively, for estimated obsolete or unmarketable inventory.